SCHEDULE OF MATURITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
2023	$ 65,518
2024	70,735
2025	47,757
2026	17,549
2027	7,912
Total	$ 209,471